Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	GOTTEX TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001586569
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2015
Prospectus Date	rr_ProspectusDate	Jul. 31, 2015
Gottex Endowment Strategy Fund (Prospectus Summary) | Gottex Endowment Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTEAX
Gottex Endowment Strategy Fund (Prospectus Summary) | Gottex Endowment Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTEIX